Cover Page	12 Months Ended
Dec. 31, 2019 shares
Cover [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	FY
Trading Symbol	CORV
Entity Registrant Name	Correvio Pharma Corp.
Entity Central Index Key	0001036141
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	55,382,228
Title of 12(g) Security	Common Shares
Security Exchange Name	NASDAQ
Entity Voluntary Filers	No
Entity Address, Country	CA
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Transition Report	false
Document Annual Report	true
Document Registration Statement	false
Document Accounting Standard	U.S. GAAP